Exhibit 99.16

Data Compare Summary (Total)

Run Date - 3/25/2026 12:23:31 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	256	0.39%	256
State	0	256	0.00%	256
Zip	0	256	0.00%	256
Note Date	8	256	3.13%	256
Original Loan Amount	1	256	0.39%	256
Amortization Term	0	256	0.00%	256
Original Interest Rate	1	256	0.39%	256
Borrower Qualifying FICO	13	255	5.10%	256
Coborrower Qualifying FICO	3	147	2.04%	256
Amortization Type	0	256	0.00%	256
Representative FICO	4	256	1.56%	256
Property Type	1	256	0.39%	256
Interest Only	0	256	0.00%	256
Lien Position	0	256	0.00%	256
Occupancy	0	256	0.00%	256
Purpose	0	256	0.00%	256
Appraised Value	2	256	0.78%	256
Contract Sales Price	2	256	0.78%	256
Balloon Flag	0	256	0.00%	256
Original CLTV	1	256	0.39%	256
Original LTV	1	256	0.39%	256
Origination Channel	0	256	0.00%	256
Appraisal Effective Date	5	256	1.95%	256
Investor: Qualifying Total Debt Ratio	10	256	3.91%	256
Initial Rate Lock Date	30	256	11.72%	256
Total	83	6,290	1.32%	256